Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan's interest in Master Trust at fair value	$ 31,206,900	$ 31,255,000
Notes receivable from participants	125,400	163,500
Contributions receivable	8,700	8,000.0
NET ASSETS AVAILABLE FOR BENEFITS	$ 31,341,000	$ 31,426,500